Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation—Our consolidated financial statements include the accounts of Pacific Drilling S.A. and consolidated subsidiaries that we control by ownership of a majority voting interest and entities that meet the criteria for variable interest entities for which we are deemed to be the primary beneficiary for accounting purposes. We eliminate all intercompany transactions and balances in consolidation.

We are party to a Nigerian joint venture, Pacific International Drilling West Africa Limited (“PIDWAL”), with Derotech Offshore Services Limited (“Derotech”), a privately-held Nigerian registered limited liability company. Derotech owns 51% of PIDWAL and we own 49% of PIDWAL. Pacific Scirocco Ltd. (“PSL”) and Pacific Bora Ltd. (“PBL”), which own the Pacific Scirocco and Pacific Bora, respectively, are owned 49.9% by our wholly-owned subsidiary Pacific Drilling Limited (“PDL”) and 50.1% by Pacific Drillship Nigeria Limited (“PDNL”). PDNL is owned 0.1% by PDL and 99.9% by PIDWAL. Derotech will not accrue the economic benefits of its interest in PIDWAL unless and until it satisfies certain outstanding obligations to us and a certain pledge is cancelled by us. Likewise, PIDWAL will not accrue the economic benefits of its interest in PDNL unless and until it satisfies certain outstanding obligations to us and a certain pledge is cancelled by us. PIDWAL and PDNL are variable interest entities for which we are the primary beneficiary. Accordingly, we consolidate all interests of PIDWAL and PDNL in our consolidated financial statements and no portion of their operating results is allocated to the noncontrolling interest. See Note 20.

Our consolidated financial statements as of December 31, 2018 and for the Successor period in 2018 exclude the Zonda Debtors, our wholly-owned subsidiaries, which filed a separate plan of reorganization. We account for our investment in the Zonda Debtors using the equity method of accounting.

Accounting Estimates

Accounting Estimates—The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States (“GAAP”) requires management to make certain estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the balance sheet date and the amounts of revenues and expenses recognized during the reporting period. On an ongoing basis, we evaluate our estimates and assumptions, including those related to allowance for doubtful accounts, financial instruments, depreciation of property and equipment, impairment of long-lived assets, long-term receivable, income taxes, share-based compensation and contingencies. We base our estimates and assumptions on historical experience and on various other factors we believe are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from such estimates.

Revenue from Contracts with Clients

Revenue from Contracts with Clients—We earn revenue primarily by (i) providing our drillship, work crews, related equipment, services and supplies necessary to operate the rig, (ii) delivering the rig by mobilizing to and demobilizing from the drill location and (iii) performing certain pre-operating activities, including rig preparation activities or equipment modifications required for the contract.

Dayrate Drilling Revenue. Our drilling contracts provide for payment on a dayrate basis, with higher rates for periods when the drillship is operating and lower rates or zero rates for periods when drilling operations are interrupted or restricted. The dayrate invoices billed to the client are determined based on the varying rates applicable to the specific activities performed on an hourly basis. Such dayrate consideration is attributed to the distinct hourly increment to which it relates within the contract term. Therefore, we record dayrate drilling revenue consistent with the contractual rate invoiced for the services provided during the respective period.

Mobilization/Demobilization Revenue. We may receive fees for the mobilization and demobilization of our rigs. These activities are not considered to be distinct within the context of the contract and therefore, the associated revenue is allocated to the overall performance obligation and recognized ratably over the initial term of the related drilling contract. We record a contract liability for mobilization fees received, which is amortized ratably to contract drilling revenue as services are rendered over the initial term of the related drilling contract. Demobilization revenue expected to be received upon contract completion is estimated as part of the overall transaction price at contract inception. We record demobilization revenue in earnings ratably over the initial term of the contract with an offset to an accretive contract asset.

Contract Preparation Revenue. Some of our drilling contracts require downtime before the start of the contract to prepare the rig to meet client requirements. At times, we may be compensated by the client for such work. These activities are not considered to be distinct within the context of the contract. We record a contract liability for contract preparation fees received, which is amortized ratably to contract drilling revenue over the initial term of the related drilling contract.

Capital Upgrade Revenue. From time to time, we may receive fees from our clients for capital improvements or upgrades to our rigs to meet contractual requirements. These activities are not considered to be distinct within the context of our contracts. We record a contract liability for such fees and recognize them ratably as contract drilling revenue over the initial term of the related drilling contract.

Revenues Related to Reimbursable Expenses. We generally receive reimbursements from our clients for the purchase of supplies, equipment, personnel services and other services provided at their request in accordance with a drilling contract or other agreement. Such reimbursable revenue is variable and subject to uncertainty, as the amounts received and timing thereof are highly dependent on factors outside of our control. Accordingly, reimbursable revenue is not included in the total transaction price until the uncertainty is resolved, which typically occurs when the related costs are incurred on behalf of a client. We are generally considered a principal in such transactions.  Therefore, we record the associated revenue at the gross amount billed to the client in the period the corresponding goods and services are to be provided.

Cash and Cash Equivalents	Cash and Cash Equivalents—Cash equivalents are highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash.
Restricted Cash

Restricted Cash—As of December 31, 2018 and 2017, our consolidated balance sheets included $8.5 million in restricted cash used as cash collateral under our treasury management services agreement with a financial institution. In addition, as of December 31, 2018, $13.0 million of our restricted cash balance were escrow funds remaining to settle professional fees incurred upon or prior to our emergence from our Chapter 11 proceedings.

Accounts Receivable

Accounts Receivable—We record trade accounts receivable at the amount we invoice our clients. We provide an allowance for doubtful accounts, as necessary, based on a review of outstanding receivables, historical collection information and existing economic conditions. We do not generally require collateral or other security for receivables.

Other Receivable

Other Receivable—As of December 31, 2018, other receivable on our consolidated balance sheets was $28.0 million of cash collateral held in the name of a financial institution as credit support for customs bonds issued in favor of a subsidiary of the Company.

Materials and Supplies

Materials and Supplies—Materials and supplies held for consumption are carried at average cost if acquired after the adoption of Fresh Start Accounting or at fair value if already outstanding upon the adoption of Fresh Start Accounting. Materials and supplies balances were presented net of allowances for excess or obsolete materials and supplies of $0 and $11.1 million as of December 31, 2018 and 2017, respectively.

Property and Equipment

Property and Equipment—Upon the adoption of Fresh Start Accounting, high-specification drillships and other property and equipment consisting of purchased software systems, furniture, fixtures and other equipment are recorded at fair value. Capital expenditures made subsequent to the adoption of Fresh Start Accounting, including any major capital improvements, are recorded at cost. Ongoing maintenance, routine repairs and minor replacements are expensed as incurred.

Property and equipment are depreciated to their salvage value on a straight-line basis over the estimated useful lives of each class of assets. Our estimated useful lives of property and equipment are as follows:

Years
Drillships and related equipment (Successor)	8-32
Other property and equipment (Successor)	1-6
Drillships and related equipment (Predecessor)	15-35
Other property and equipment (Predecessor)	2-7

We review property and equipment for impairment when events or changes in circumstances indicate that the carrying amounts of our assets held and used may not be recoverable. Potential impairment indicators include steep declines in commodity prices and related market conditions, cold stacking of rigs or significant damage to the property and equipment that adversely affects the extent and manner of its use. We assess impairment using estimated undiscounted cash flows for the property and equipment being evaluated by applying assumptions regarding future operations, market conditions, dayrates, utilization and idle time. An impairment loss is recorded in the period if the carrying amount of the asset is not recoverable. During the Successor period in 2018 and the Predecessor periods in 2018, 2017 and 2016, there were no long-lived asset impairments.

Intangible Asset

Intangible Asset—We amortize our client-related intangible asset to depreciation and amortization expense within our consolidated statements of operations over its remaining drilling contract term on a straight-line basis.

Deferred Financing Costs

Deferred Financing Costs—Deferred financing costs associated with long-term debt are carried at cost and are amortized to interest expense using the effective interest rate method over the term of the applicable long-term debt.

Foreign Currency Transactions

Foreign Currency Transactions—The consolidated financial statements are stated in U.S. dollars. We have designated the U.S. dollar as the functional currency for our foreign subsidiaries in international locations because we contract with clients, purchase equipment and finance capital using the U.S. dollar. Transactions in other currencies have been translated into U.S. dollars at the rate of exchange on the transaction date. Any gain or loss arising from a change in exchange rates subsequent to the transaction date is included as an exchange gain or loss. Monetary assets and liabilities denominated in currencies other than U.S. dollars are reported at the rates of exchange prevailing at the end of the reporting period. During the Successor period in 2018, foreign exchange losses were $0.1 million and recorded in other expense in our consolidated statements of operations. During the Predecessor periods in 2018, 2017 and 2016, foreign exchange losses were $0.1 million, $0.7 million and $0.5 million, respectively, and recorded in other expense within our consolidated statements of operations.

Earnings per Share

Earnings per Share—Basic earnings per common share (“EPS”) is computed by dividing the net income by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution from securities that could share in the earnings of the Company. Anti-dilutive securities are excluded from diluted EPS.

Fair Value Measurements

Fair Value Measurements—We estimate fair value at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market for the asset or liability. Our valuation techniques require inputs that are categorized using a three-level hierarchy as follows: (1) unadjusted quoted prices for identical assets or liabilities in active markets (“Level 1”), (2) direct or indirect observable inputs, including quoted prices or other market data, for similar assets or liabilities in active markets or identical assets or liabilities in less active markets (“Level 2”) and (3) unobservable inputs that require significant judgment for which there is little or no market data (“Level 3”). When multiple input levels are required for a valuation, we categorize the entire fair value measurement according to the lowest level input that is significant to the measurement even though we may have also utilized significant inputs that are more readily observable.

Share-Based Compensation

Share-Based Compensation—The grant date fair value of share-based awards granted to employees is recognized as an employee compensation expense over the requisite service period on a straight-line basis. For share-based awards to be settled in cash, compensation expense is remeasured each period with a cumulative adjustment to compensation cost based on changes in our share price. The amount of compensation expense ultimately recognized is based on the number of awards that do meet the vesting conditions at the vesting date. For the Successor, any adjustments to the compensation cost recognized in our consolidated statement of operations for awards that are forfeited are recognized in the period in which the forfeitures occur. For the Predecessor, the amount of compensation expense recognized is adjusted to reflect the number of awards for which the related vesting conditions are expected to be met using estimated forfeitures.

Derivatives

Derivatives—We apply cash flow hedge accounting to interest rate swaps that are designated as hedges of the variability of future cash flows. The derivative financial instruments are recorded on our consolidated balance sheets at fair value as either assets or liabilities. Changes in the fair value of derivatives designated as cash flow hedges, to the extent the hedge is effective, are recognized in accumulated other comprehensive income until the hedged item is recognized in earnings.

Hedge effectiveness is measured on an ongoing basis to ensure the validity of the hedges based on the relative cumulative changes in fair value between the derivative contract and the hedged item over time. Hedge accounting is discontinued prospectively if it is determined that the derivative is no longer effective in offsetting changes in the cash flows of the hedged item.

For the Predecessor, other comprehensive income was released to earnings as the asset was depreciated over its useful life for interest rate hedges related to interest capitalized in the construction of fixed assets. For all other interest rate hedges, other comprehensive income was released to earnings as interest expense was accrued on the underlying debt.

Contingencies

Contingencies—We record liabilities for estimated loss contingencies when we believe a loss is probable and the amount of the probable loss can be reasonably estimated. Once established, we adjust the estimated contingency loss accrual for changes in facts and circumstances that alter our previous assumptions with respect to the likelihood or amount of loss. We recognize legal fees related to loss contingencies as incurred.

Income Taxes

Income Taxes—Income taxes are provided based upon the tax laws and rates in the countries in which our subsidiaries are registered and where their operations are conducted and income and expenses are earned and incurred, respectively. We recognize deferred tax assets and liabilities for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of our assets and liabilities using the applicable enacted tax rates in effect the year in which the asset is realized or the liability is settled. A valuation allowance for deferred tax assets is established when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

We recognize tax benefits from an uncertain tax position only if it is more likely than not that the position will be sustained upon examination by taxing authorities based on the technical merits of the position. The amount recognized is the largest benefit that we believe has greater than a 50% likelihood of being realized upon settlement. Actual income taxes paid may vary from estimates depending upon changes in income tax laws, actual results of operations and the final audit of tax returns by taxing authorities. We recognize interest and penalties related to uncertain tax positions in income tax expense.

Reclassifications	Reclassifications—Certain reclassifications of previously reported information have been made to conform to the current year presentation.
Recently Adopted / Issued Accounting Standards

Recently Adopted Accounting Standards

Revenue from Contracts with Customers — In May 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in ASU Topic 605, Revenue Recognition. Under the new guidance, revenue is recognized when a client obtains control of promised goods or services and in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. We adopted ASU 2014-09 and its related amendments, or collectively, Topic 606, effective January 1, 2018 using the modified retrospective approach. Accordingly, we have applied the five-step method outlined in Topic 606 for determining when and how revenue is recognized for all contracts that were not completed as of the date of adoption. Revenues for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts have not been adjusted and continue to be reported under the previous revenue recognition guidance. For contracts that were modified before the effective date, we have considered the modification guidance within the new standard and determined that the revenue recognized and contract balances recorded prior to adoption for such contracts were not impacted. While Topic 606 requires additional disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with clients, its adoption did not have a material effect on our financial position, results of operations and cash flows. See Note 10.

Classification and Measurement of Financial Instruments — On January 25, 2016, the FASB issued ASU 2016-01, Financial Instruments — Overall: Recognition and Measurement of Financial Assets and Financial Liabilities, which requires all equity investments that do not result in consolidation and are not accounted for under the equity method to be measured at fair value through earnings, and eliminates the available-for-sale classification for equity securities with readily determinable fair values. The standard requires entities to record a cumulative-effect adjustment on their balance sheets as of the beginning of the fiscal year of adoption. We adopted the standard effective January 1, 2018 with no impact to our consolidated financial statements.

Tax Accounting for Intra-Entity Asset Transfers — On October 24, 2016, the FASB issued ASU 2016-16, Accounting for Income Taxes: Intra-Entity Asset Transfers of Assets Other than Inventory, which requires entities to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transaction occurs as opposed to deferring tax consequences and amortizing them into future periods. The standard requires a modified retrospective approach with a cumulative-effect adjustment directly to retained earnings at the beginning of the period of adoption. We adopted the standard effective January 1, 2018 with no impact to our consolidated financial statements.

Scope of Modification Accounting for Stock Compensation — On May 10, 2017, the FASB issued ASU 2017-09, Compensation — Stock Compensation (Topic 718) — Scope of Modification Accounting, which clarifies when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. We adopted the standard effective January 1, 2018 with no impact to our consolidated financial statements.

Modification of Accounting for Hedging Activities — On August 28, 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815) — Targeted Improvements to Accounting for Hedging Activities, which eliminates the requirement to separately measure and report hedge ineffectiveness and requires the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The new guidance also eases certain documentation and assessment requirements and modifies the accounting for components excluded from the assessment of hedge effectiveness. We adopted the standard effective January 1, 2018 with no impact to our consolidated financial statements.

Recently Issued Accounting Standards

Leases — On February 25, 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize a right-of-use asset and liability for virtually all leases and updates previous accounting standards for lessors to align certain requirements with the updates to lessee accounting standards and the revenue recognition accounting standards. The update, which permits early adoption, is effective for annual and interim periods beginning after December 15, 2018. We expect to adopt the standard using the modified retrospective approach. For transactions in which we are considered a lessee, we expect to recognize a lease liability and a right-of-use asset of approximately $7.0 million based on our portfolio of leases upon adoption. Additionally, we believe that our drilling contracts contain a lease component. On July 30, 2018, the FASB issued ASU 2018-11 to provide certain practical expedients, which allow a new transition method to apply the new lease requirements at the effective date using a cumulative catch-up approach and allow lessors to not separate lease and non-lease components when the non-lease component is the predominant element of the combined component. The lessor practical expedient is limited to circumstances in which the lease, if accounted for separately, would be classified as an operating lease under Topic 842. We believe the non-lease component of our drilling contracts is the predominant element and that the lease component, if accounted for separately, would be classified as an operating lease. Accordingly, we expect that all of our drilling contracts will qualify for, and we expect to elect, the practical expedient in ASU 2018-11 to account for the combined component as a single component under Topic 606. We do not expect our adoption to have a material impact on revenue recognition of current or prior periods as compared to previous guidance nor do we expect a material impact to our pattern of revenue recognition in future periods.

Measurement of Credit Losses on Financial Instruments — On June 16, 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), which introduces a new model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. The new model will apply to: (i) loans, accounts receivable, trade receivables, and other financial assets measured at amortized cost, (ii) loan commitments and certain other off-balance sheet credit exposures, (iii) debt securities and other financial assets measured at fair value through other comprehensive income and (iv) beneficial interests in securitized financial assets. This update is effective for annual and interim periods beginning after January 1, 2020. We are currently evaluating the effect the standard may have on our consolidated financial statements and related disclosures.

Changes to Fair Value Disclosure Requirements — On August 28, 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates, adds and modifies certain disclosure requirements for fair value measurements as part of its disclosure framework project. Entities will no longer be required to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, but public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for annual and interim periods beginning after January 1, 2020, with early adoption permitted. We are currently evaluating the effect the standard may have on our consolidated financial statement disclosures.